Expense Example - Class A and Class C - Inverse NASDAQ-100 2x Strategy Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years
USD ($)	650	1,017	1,408	2,501	358	794	1,355	2,885